Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Significant Accounting Policies [line items]
Current Assets			$ 131,921	$ 92,167
Current liabilities			84,611	$ 52,639
Working capital			$ 47,310
Average effective tax rate			13.50%	1.90%	(15.60%)
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax			$ 0	$ (208)	$ 0
Foreign exchange differences, net			574	(1,596)	(1,355)
Impairment losses			$ 0	2,569	0
Amortisation method, intangible assets other than goodwill			straight-line method
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit			$ 930	$ 582	$ 1,150
Depreciation method, property, plant and equipment			straight-line method
Growth rate used to extrapolate cash flow projections			2.60%	2.70%
On Going Vessels
Significant Accounting Policies [line items]
Interval between vessel drydocking special survey (in years)			5 years
Argentina
Significant Accounting Policies [line items]
Average effective tax rate			2.00%	2.00%	3.00%
Applicable tax rate	25.00%	30.00%	30.00%	30.00%	30.00%
Impact of changes in local income tax rate on future years deferred tax, not taxable for local income tax				$ (208)		$ 2,837
Income tax calculated at the tax rates applicable to profits in the respective countries (expense)/benefit			$ 901	$ 1,062	$ 1,343
Minimum | Pushboats and Barges
Significant Accounting Policies [line items]
Interval between vessel drydocking special survey (in years)			6 years
Minimum | Vessels
Significant Accounting Policies [line items]
Useful lives of the assets			15 years
Maximum | Pushboats and Barges
Significant Accounting Policies [line items]
Interval between vessel drydocking special survey (in years)			8 years
Maximum | Vessels
Significant Accounting Policies [line items]
Useful lives of the assets			45 years
Minimum Presumed Income Tax | Argentina
Significant Accounting Policies [line items]
Effective tax rate used to calculate the minimum presumed income tax (MPIT)					1.00%
Current tax assets non-current					$ 102